Long-term Debt and Capital Lease Obligations	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

7. Long-term Debt and Capital Lease Obligations

As of June 30, 2011 and December 31, 2010, long-term debt and capital lease obligations consisted of the following:

	June 30, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$3,474,088	$2,953,890
Senior Notes	1,929,959	824,446
Euro Notes	289,060	267,240
EIB Agreements	366,960	351,686
Capital lease obligations	15,652	15,439
Other	115,561	160,957
	6,191,280	4,573,658
Less current maturities	(606,177)	(263,982)
	$5,585,103	$4,309,676

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at June 30, 2011 and December 31, 2010:

	Maximum Amount Available		Balance Outstanding

	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$669,397	$81,126
Term Loan A	1,275,000	1,335,000	1,275,000	1,335,000
Term Loan B	1,529,691	1,537,764	1,529,691	1,537,764
	$4,004,691	$4,072,764	$3,474,088	$2,953,890

In addition, at June 30, 2011 and December 31, 2010, the Company had letters of credit outstanding in the amount of $180,766 and $121,518, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes

Senior Notes Issued February 2011

On February 3, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”), a wholly-owned subsidiary of the Company, issued $650,000 aggregate principal amount of senior unsecured notes with a coupon of 5.75% (the “5.75% Senior Notes”) at an issue price of 99.060% and FMC Finance VII S.A. (“Finance VII”), a wholly-owned subsidiary of the Company, issued €300,000 aggregate principal amount ($412,350 at date of issuance) of senior unsecured notes with a coupon 5.25% (the “5.25% Senior Notes”) at par. The 5.75% Senior Notes had a yield to maturity of 5.875%. Both the 5.75% Senior Notes and the 5.25% Senior Notes are due February 15, 2021. US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately $1,035,000 to repay indebtedness outstanding under its accounts receivable facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions, including payments under our recent acquisition of International Dialysis Centers announced on January 4, 2011 (see Note 2), and for general corporate purposes to support our renal dialysis products and services business. The 5.75% Senior Notes and the 5.25% Senior Notes are guaranteed on a senior basis jointly and severally by the Company, Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”) .

6⅞% Senior Notes

        On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III S.A. (“FMC Finance III”) and assumed the obligations of FMC Finance III under its $500,000 6⅞% Senior Notes due 2017 (the “6⅞% Senior Notes“) and the related indenture. The guarantees of the Company and the Guarantor Subsidiaries for the 6⅞% Senior Notes have not been amended and remain in full force and effect.